Government Grants (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government Grants Recognized By Reduction Of Research and Development Expenses General and Administraive Expenses	$ 216	$ 688	$ 819